ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 105.3%
	ASSET MANAGEMENT - 0.8%
1,068,313	FTAI Infrastructure, LLC(a),(b)	$ 2,563,951

	DATA CENTER REIT - 7.6%
66,566	Digital Realty Trust, Inc.	6,602,016
31,390	Equinix, Inc. (a)	17,855,888
		24,457,904
	HEALTH CARE REIT - 0.4%
51,154	Healthpeak Properties, Inc.	1,172,450

	INDUSTRIAL REIT - 18.0%
68,401	Duke Realty Corporation	3,296,928
51,289	Innovative Industrial Properties, Inc.	4,539,077
198,110	Prologis, Inc.	20,127,975
399,061	Rexford Industrial Realty, Inc.	20,751,171
172,467	Terreno Realty Corporation	9,139,026
		57,854,177
	INFRASTRUCTURE REIT - 13.1%
65,104	American Tower Corporation(a)	13,977,829
135,250	Crown Castle, Inc. (a)	19,550,388
30,324	SBA Communications Corp., A(a)	8,631,727
		42,159,944
	INTERNET MEDIA & SERVICES - 2.0%
62,642	Airbnb, Inc., CLASS A(b)	6,579,916

	LEISURE FACILITIES & SERVICES - 6.8%
284,234	Caesars Entertainment, Inc.(b)	9,169,389
4,598,846	Drive Shack, Inc.(b)	2,851,285
332,916	MGM Resorts International	9,894,263
		21,914,937
	OFFICE REIT - 4.5%
102,908	Alexandria Real Estate Equities, Inc.(a)	14,426,673

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 105.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 15.8%
579,986	Invitation Homes, Inc.	$ 19,586,127
890,864	IQHQ Private Investment, Inc. 144A(b),(c),(d),(e)	22,915,160
612,380	NewLake Capital Partners, Inc. (a)	8,267,130
		50,768,417
	REAL ESTATE OWNERS & DEVELOPERS - 2.7%
3,280,619	WeWork, Inc.(b)	8,693,640

	RESIDENTIAL REIT - 16.2%
465,822	American Homes 4 Rent, Class A	15,283,620
41,235	AvalonBay Communities, Inc.	7,595,075
48,012	Camden Property Trust	5,735,033
87,608	Equity LifeStyle Properties, Inc.	5,505,287
37,057	Mid-America Apartment Communities, Inc.	5,746,429
91,400	Sun Communities, Inc. (a)	12,369,162
		52,234,606
	SELF-STORAGE REIT - 6.7%
30,541	Extra Space Storage, Inc.	5,274,736
87,650	Life Storage, Inc.	9,708,114
157,691	National Storage Affiliates Trust	6,556,792
		21,539,642
	SPECIALTY FINANCE - 3.1%
666,113	Fortress Transportation and Infrastructure Investors, LLC(a)	9,988,364

	TELECOMMUNICATIONS - 7.6%
1,588,972	Chindata Group Holdings Ltd. - ADR(b)	12,838,893
722,457	DigitalBridge Group, Inc. (a)	9,037,937
149,410	GDS Holdings Ltd. - ADR(a),(b)	2,638,581
		24,515,411

	TOTAL COMMON STOCKS (Cost $435,934,567)	338,870,032

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS – 0.9%
	LEISURE FACILITIES & SERVICES — 0.8%
12,112	Drive Shack, Inc. B	9.750	Perpetual	$ 221,407
19,523	Drive Shack, Inc. C	8.050	Perpetual	326,034
105,464	Drive Shack, Inc. D	8.375	Perpetual	2,109,280
				2,656,721
	SPECIALTY FINANCE — 0.1%
20,000	Fortress Transportation and Infrastructure	8.000	Perpetual	379,800

	TOTAL PREFERRED STOCKS (Cost $2,583,628)			3,036,521

	TOTAL INVESTMENTS - 106.2% (Cost $438,518,195)			$ 341,906,553
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%			(19,982,412)
	NET ASSETS - 100.0%			$ 321,924,141

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company
Perpetual	- Fixed income instrument without a defined maturity date.
REIT	- Real Estate Investment Trust

(a)	All or a portion of this security is held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is 22,915,160 or 7.1% of net assets.
(d)	Illiquid Security. The total fair value of these securities as of September 30, 2022 was $22,915,160, representing 7.1% of net assets.
(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — (5.2)%
	MULTI ASSET CLASS REIT - (1.7)%
(240,000)	Vornado Realty Trust	$ (5,558,400)

	OFFICE REIT - (3.5)%
(862,725)	Empire State Realty Trust, Inc., Class A	(5,659,476)
(139,234)	SL Green Realty Corporation	(5,591,637)
		(11,251,113)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $18,139,349)	$ (16,809,513)